Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000127985
Account Value [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Accumulated Value	$ 10,000		$ 11,017	$ 11,707	$ 11,134	$ 11,877	$ 15,294	$ 15,870	$ 14,920	$ 15,695	$ 15,644	$ 16,568
C000121122
Account Value [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Accumulated Value	10,000		11,041	11,758	11,205	11,973	15,448	16,057	15,126	15,939	15,916	16,888
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value	10,000		10,026	10,108	10,292	10,520	10,576	10,581	10,742	11,294	11,895	12,405
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value	10,000		10,026	10,108	10,292	10,520	10,576	10,581	10,742	11,294	11,895	12,405
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,265	$ 10,628	$ 10,629	$ 11,556	$ 12,423	$ 12,232	$ 10,641	$ 11,229	$ 11,369	$ 12,199